Fair Value Measurements: Fair Value, Level 3 Instruments (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Convertible notes from stockholders, at fair value	$ 0
Derivative Liability	0	260,311
Convertible notes from shareholders, at fair value		227,521
Fair Value, Inputs, Level 1
Convertible notes from stockholders, at fair value	0
Derivative Liability	0	0
Convertible notes from shareholders, at fair value		0
Fair Value, Inputs, Level 2
Convertible notes from stockholders, at fair value	0
Derivative Liability	0	0
Convertible notes from shareholders, at fair value		0
Fair Value, Inputs, Level 3
Convertible notes from stockholders, at fair value	0
Derivative Liability	0	260,311
Convertible notes from shareholders, at fair value		$ 227,521